Transferred financial assets that are not derecognized in their entirety	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Transfers Of Financial Assets Explanatory
b) Transferred financial assets that are

not derecognized in their

entirety
The

table

below

presents

information

for

financial

assets

that

have

been

transferred

but

are

subject

to

continued
recognition in full, as well as recognized

liabilities associated with those transferred

assets.
Transferred

financial assets subject to continued recognition

in full

USD m 31.12.22 31.12.21
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that

may be sold or repledged by counterparties
36,742 16,470 43,397 17,687
relating to securities lending and repurchase agreements in exchange for cash received
16,756 16,470 17,970 17,687
relating to securities lending agreements in exchange for

securities received
18,908 24,146
relating to other financial asset transfers 1,078 1,281
Financial assets at fair value not held for trading

that may be sold or repledged

by
counterparties 1,220 1,050 961 898
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 2,685 2,302 1,870 1,725
Total financial assets transferred 40,647 19,822 46,227 20,311
Transactions

in which

financial assets

are transferred,

but continue

to be

recognized

in their entirety

on UBS’s

balance
sheet include

securities lending

and

repurchase

agreements,

as well

as other

financial asset

transfers. Repurchase

and
securities lending arrangements

are, for the

most part,

conducted under standard market

agreements and are undertaken
with counterparties subject to UBS’s

normal credit risk control processes.

›

Refer to Note 1a

item 2e for more information

about repurchase and securities

lending agreements
As of 31 December 2022,

approximately
45
% of the transferred financial assets were

assets held for trading transferred
in

exchange

for

cash,

in

which

case

the

associated

recognized
liability
represents

the

amount

to

be

repaid

to
counterparties. For securities lending and repurchase agreements, a haircut of between
0 % and 15
% is generally

applied
to the transferred

assets, which

results in

associated liabilities

having

a carrying

amount

below the

carrying amount

of
the transferred

assets. The

counterparties to

the associated

liabilities presented

in the

table above have

full recourse

to
UBS.
In securities lending

arrangements entered

into in

exchange for

the receipt

of other

securities as

collateral, neither

the
securities received nor

the obligation to return

them are recognized

on UBS’s balance sheet,

as the risks and rewards

of
ownership are

not transferred to

UBS. In

cases where

such financial assets

received are

subsequently sold

or repledged
in another transaction, this is not considered

to be a transfer of financial assets.
Other financial asset transfers primarily include securities transferred to collateralize derivative transactions, for which the carrying amount of

associated liabilities is

not provided in

the table

above,

because those replacement

values are

managed
on

a portfolio

basis across

counterparties and

product types,

and therefore

there is

no direct

relationship

between

the
specific collateral pledged and

the associated liability.
Transferred financial assets that are not

subject to derecognition

in full but remain on the balance

sheet to the extent of
the Group’s continuing involvement were

not material as of 31 December

2022 and as of 31

December 2021.

UBS AG
Entity [Table]
Disclosure Of Transfers Of Financial Assets Explanatory
b) Transferred financial assets that are

not derecognized in their

entirety
The

table

below

presents

information

for

financial

assets

that

have

been

transferred

but

are

subject

to

continued
recognition in full, as well as recognized

liabilities associated with those transferred

assets.
Transferred

financial assets subject to continued recognition

in full

USD m 31.12.22 31.12.21
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that

may be sold or repledged by counterparties
36,742 16,470 43,397 17,687
relating to securities lending and repurchase agreements in exchange for cash received
16,756 16,470 17,970 17,687
relating to securities lending agreements in exchange for

securities received
18,908 24,146
relating to other financial asset transfers 1,078 1,281
Financial assets at fair value not held for trading

that may be sold or repledged

by
counterparties 1,220 1,050 961 898
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 2,685 2,302 1,870 1,725
Total financial assets transferred 40,647 19,822 46,227 20,311
Transactions

in which financial assets

are transferred, but continue to be

recognized in their entirety

on UBS AG’s balance
sheet include

securities lending

and

repurchase

agreements,

as well

as other

financial asset

transfers. Repurchase

and
securities lending arrangements

are, for the

most part,

conducted under standard market

agreements and are undertaken
with counterparties subject to UBS

AG’s normal credit risk control

processes.

›

Refer to Note 1a

item 2e for more information

about repurchase and securities

lending agreements
As of 31 December 2022,

approximately
45
% of the transferred financial assets were

assets held for trading transferred
in

exchange

for

cash,

in

which

case

the

associated

recognized
liability
represents

the

amount

to

be

repaid

to
counterparties. For securities lending and repurchase agreements, a haircut of between
0 % and 15
% is generally

applied
to the transferred

assets, which

results in

associated liabilities

having

a carrying

amount

below the

carrying amount

of
the transferred

assets. The

counterparties to

the associated

liabilities presented

in the table

above have

full recourse

to
UBS AG.
In securities lending

arrangements entered

into in

exchange for

the receipt

of other

securities as

collateral, neither

the
securities received nor the obligation to return

them are recognized on UBS AG’s balance sheet, as the risks and rewards of

ownership

are

not

transferred

to

UBS

AG.

In

cases

where

such

financial

assets

received

are

subsequently

sold

or
repledged in another transaction

,

this is not considered to be a transfer of financial

assets.
Other financial asset transfers primarily include securities transferred to collateralize derivative transactions, for which the carrying amount of

associated liabilities is

not provided in

the table

above,

because those replacement

values are

managed
on

a portfolio

basis across

counterparties and

product types,

and therefore

there is

no direct

relationship

between

the
specific collateral pledged and

the associated liability.
Transferred financial assets that are not

subject to derecognition

in full but remain on the balance

sheet to the extent of
UBS AG’s continuing

involvement were not material as of 31 December 2022

and as of 31 December 2021.